GCAT 2023-NQM1 Trust ABS-15G

Exhibit 99.24

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	606186417537	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	463097292286	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) State Testing-

The file failed one or more of the state threshold tests.This loan failed the threshold loan points and fees test. (Municipal Code of XXXX § XXXX) and (XXXX, XXXX Ord. XXXX § 2 "Threshold loan" (2)) The total points and fees of the mortgage exceed 5% of the total loan amount in the case that the loan amount is XXXX or greater, or XXXX in the case that the loan amount is less than XXXX. Fees that were included in the test: Administration Fee: XXXX, Closing Protection Letter: XXXX,Flood Certification: XXXX, Mortgage Broker: XXXX, Points - Loan Discount: XXXX, Processing: XXXX, Recording Service: XXXX, Settlement or Closing Fee: XXXX, Tax Service Fee: XXXX, Title Courier: XXXX and Underwriting: XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
A cost to cure in the amount of XXXX is required.. A LOE, PCCD, copy of the refund check & proof of delivery will clear the finding. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for CPA PTIN. Guidelines require a PTIN number for the CPA; however, there is no documentation in the loan file for PTIN, as required.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters-

The subject loan does not meet Program Parameters for Eligible Properties. The file is missing documentation that the subject condo is Warrantable. There is no condominium documentation in the file. If non warrantable, the LTV of XXXX% would exceed the 65% maximum.

Response 1 (XX/XX/XXXX XX:XXPM)
1008 in file does not indicate that condo is warrantable. Condo Questionnaire and Master Policy are missing. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	241227922548	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The loan file only contained a paid receipt, which did not reflect any coverage amount. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	339106011681	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXXX subprime home loan test. (XXXX SB XXXX Section XXX, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan has an APR of XXXX%. The APR threshold is 4.630%. The loan is compliant with XXXX Subprime limitations and prohibited practices.

(Open) TRID CD ' Incorrect Section-

The Title - Settlement Fee was included in Section B of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C. Non-material defect.

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	170158291605	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The loan file did not contain an AVM or 2nd appraisal as required to verify the appraised value. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	581973721861	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX SB XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XXXX%. The APR threshold is XXXX%. The loan is compliant with XXXX Subprime limitations and prohibited practices.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
XXXX	812002138865	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	547891936770	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	653447551270	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXXX subprime home loan test. (XXXX SB XXXX Section XXXX, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan has an APR of XXXX%. The APR threshold is 4.72%. The loan is compliant with XXXX Subprime limitations and prohibited practices.

								(Clear) Hazard Insurance- Hazard Insurance. The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost. The subject loan amount is XXXX. The HOI in the loan file does not evidence the dwelling coverage amount. The loan file did not contain evidence of sufficient HOI coverage. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	578353987228	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	659070245441	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	462853546020	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- State Testing. This loan failed the XXXX subprime home loan test. (XXXX SB XXXX Section XXX, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	271903015196	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost. The guidelines require a homeowner insurance policy to be obtained with replacement cost coverage. The subject loan amount is XXXX. The appraisal reflects a replacement cost new estimate of XXXX; however, the evidence of hazard insurance in the loan file only reflects total coverage of XXXX, which is insufficient to cover the replacement cost. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	408199716096	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Resident Alien- The borrower indicates XXXX status; however, the file contains no evidence documenting status as legally authorized. The loan file did not contain evidence of a valid employment authorization or XXXX as required by guidelines. Response 1 (XX/XX/XXXX XX:XXAM) Application is not sufficient. Most recent Employment Authorization card expired XX/XX/XXXX. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	579183148578	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	198410697554	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	318899459381	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX SB XXXX Section XXX, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM, dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	426335731036	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the seller information. Non-material defect. (Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX SB XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices.	(Clear) Flood Cert- The flood certificate is missing. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved) (Clear) Contract- The file contained no evidence of a properly executed sales contract.(contract is missing) Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	598231336025	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Transfer Tax. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Credit Date- The credit report was too old at the time of closing based on guides. The guidelines indicate credit reports expire after 90 days. The loan file contains a credit report dated XX/XX/XXXX. The loan closed XX/XX/XXXX which is 100 days after the credit report was pulled. The credit report in the file is > 90 days old. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	433995379812	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	974880116519	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	312015840552	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Program Parameters- The subject loan does not meet Program Parameters for LTV on the subject property. According to program guidelines, for a cash-out refinance of a primary property the maximum LTV allowed is a XXXX%. The subject loan closed with a LTV of XXXX% Response 1 (XX/XX/XXXX XX:XXAM) Subject is cash-out, which allows a maximum LTV of 65%. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Please provide matrix. (Upheld) Response 3 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXAM) AVM does not support appraised value within 10%. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Respolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	983275990138	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Finance Charge Fail-

This loan failed the TILA finance charge test.(12 CFR §1026.38(o)(2)). The finance charge is XXXX. The disclosed finance charge of XXXX is not considered accurate because it is understated by more than XXXX.. The following fees were included in testing: Administration Fee, Mortgage Broker Fee, Processing Fee, Tax Service fee, Underwriting Fee, Flood Certification, Attorney's Fee, CPL, Electronic Recording Service Fee, and Prepaid Interest. . The loan fails by XXXX. If curing with a reimbursement, please provide the following documents: LOE, copy of refund, proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Application- The final application is either inaccurate, missing or not signed as required by guides. The loan file contains an initial application dated XX/XX/XXXX. However, the loan file does not contain a final application executed by the borrower at closing. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	301556254156	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	188622073695	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	708175270430	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Hazard Insurance-

Hazard Insurance. The loan was missing a current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost. reflected on the appraisal is XXXX. The loan file did not contain a Reconstruction cost estimator from the insurance company or evidence of insurance.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Title Commitment / Title Policy-

The title commitment/policy is incomplete/missing. The guidelines require evidence of Title Insurance with an amount sufficient to cover the loan amount. The loan file did not contain evidence of a Title Commitment / Report.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	556378268605	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	836556590496	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing-

This loan failed the XXXX subprime home loan test. (XXXX SB XXXX Section XXX, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.

(Clear) TRID CD ' Loan Terms/Principal & Interest payment-

The CD issued on XX/XX/XXXX does not reflect the correct Principal and Interest Payment. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID CD ' Projected Payments/ P&I-

The CD issued on XX/XX/XXXX does not reflect the correct Principal and Interest under the Projected Payments. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	702224976737	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX SB XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) Gift Letter / Funds-

A required gift letter was missing from the file and/or the donor funds were not verified. The guidelines require the Borrower to provide fully executed donor gift letter in addition to the donor's cancelled personal check. The borrower received gift funds from XXXX in the amount of XXXX evidenced by the donor's cancelled personal check. However, the loan file did not contain a fully executed donor gift letter for the XXXX gift funds.

Response 1 (XX/XX/XXXX XX:XXAM)
XXXX check is from joint account owned by Borrower and Borrower's father. Access letter provided. (Resolved)

									(Clear) Appraisal - Secondary Valuation Product Not Provided- Appraisal - Secondary Valuation Product Not Provided. The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
XXXX	523556839777	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	494390319406	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value. Further, the loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	269638264118	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Revised CD - No Waiting Period-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required). Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to consummation. Per regulation, it is the creditor's responsibility to provide disclosures prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) State Testing-

This loan failed the XXXX subprime home loan test. (XXXX SB XXXX Section XX, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.

(Clear) Reserve Assets-

Reserve Assets. Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 6 months in PITIA reserves equal to XXXX (XXXX PITIA X 6 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. ?The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves and a shortage of XXXX in verified assets.

Response 1 (XX/XX/XXXX XX:XXAM)
Source and/or clearance of the XXXX EMD prior to the most recent Chase statement or from a different account was not provided. The shortage remains. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	131515407355	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	145215042761	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The guidelines indicate that an AVM is required on every loan and further indicates that the value of the AVM must support the original appraised value within 10% or the AVM value must be used to determine the qualifying LTV, unless the loan file contains a full secondary appraisal or CDA to support the original appraised value. The loan file did not contain a full secondary appraisal or a CDA. The appraised value is XXXX. The AVM value is XXXX, which is a variance of XXXX%. Therefore, the AVM value was required to be used to determine the qualifying LTV. As a result, the audit LTV is XXXX%, which exceeds the maximum allowed LTV of 80% per guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The appraised value is XXXX. The AVM value is XXXX, which is a variance of XXXX%. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
XXXX	380557027849	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	488770046338	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The loan file contains an AVM dated XX/XX/XXXX with an estimated value of XXXX. The appraised value if the property is XXXX which is XXXX more then the AVM value, which equals a percentage difference of XXXX%. Response 1 (02/01/2022 8:51AM) CDA supports appraised value. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	530509231979	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated 07/21/2021, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	194049348262	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- State Testing. This loan failed the XXXX home loan test. (XXXX Section 5, 1(c). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	636160122738	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	665192683734	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) State Testing-

This loan failed the NYsubprime home loan test. (XXXX  Section 5, 1(c)) Using the greater of thedisclosed APR and the fully indexed rate, the loan is a subprime home loan, asdefined in the legislation. The loan is compliant with XXXX limitationsand prohibited practices.

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).). A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: Transfer Taxes. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	653324098617	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	734649379066	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- State Testing. This loan failed the XXXX home loan test. (XXXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	756038674169	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	309092191178	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines-	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	438198846064	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	329667209662	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	815007861310	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	919263581916	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value. Further, the loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	827516267578	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	532744565480	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Transfer Taxes. This results in a cost to cure of XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) State Testing-

This loan failed the XXXX home loan test. (XXXX  Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary. Mitigating Factor- Seller is Exempt. Loan is compliant.

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	346473560242	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	330812242594	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	928822394605	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	915062541842	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Clear) Program Parameters- The subject loan does not meet Program Parameters for LTV. Loan closed with LTV of XXXX%. Max LTV per program guidelines is 65%. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved) (Clear) Flood Cert- The flood certificate is missing. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value. The AVM confidence score was between XXX% and XXXX%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	868250758355	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	685764934349	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	168395759472	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XXXX) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	987411733047	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD ' Closing Information/File number Info- The CD issued on XX/XX/XXXX does not reflect the correct File number. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	822245126888	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Section B incorrect payee- The loan contains a fee where 'compensation to' was not designated: Appraisal Final Inspection.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	936890549131	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the NYsubprime home loan test. (XXXX Section 5, 1(c)) Using the greater of thedisclosed APR and the fully indexed rate, the loan is a subprime home loan, asdefined in the legislation. The loan is compliant with XXXX limitationsand prohibited practices.	(Clear) Assets - Recent Large Deposits-

Recent large deposits were not adequately sourced and/or documented. The guidelines required One-month recent bank statement(s) (all pages) covering a period of at least 30-days evidencing balance of funds to close, closing costs, and reserves. Further, the guidelines require that for any large deposits other than those clearly indicating that they came from a depository institution titled to borrower, borrower must provide a letter of explanation and supporting documentation. Undocumented / Unsourced single and/or cumulative deposits up to XXXX within the transaction period may be used in the qualifying assets. Any undocumented / unsourced single and/or cumulative deposits over the XXXX limit within the transaction period will be deducted from the qualifying assets. The borrower was required to evidence 3 months in PITIA reserves equal to XXXX (XXXX PITIA X 3 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file contained a statement for the business account with XXXX account number ending XXXX, which reflected a balance of XXXX; however, there were several large deposits in the amounts of XXXX, XXXX, XXXX, XXXX and XXXX which totaled XXXX. The loan file contained no explanation or documentation for any of these large deposits; therefore, there was only evidence of XXXX in qualifying assets. As a result, there would be a XXXX shortage in verified funds for the transaction.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Debts Not verified on credit report-

The application lists significant debts that were not verified on the credit report and not independently verified. For additional Real Estate Owned (REO), the guidelines indicate that the information stated on the application will serve as verification of the income and expenses of the property(ies). No supporting documentation will be required. However, the guidelines also state that verification of properties owned free-and-clear is required. The loan application reflected a property located at XXXX, which was indicated as owned free and clear; however, no evidence of such was present in the loan file. Further, a comment that the property status was sold was also present; however, there was no evidence of such in the loan file. It should also be noted that the origination underwriter included the other property debts (insurance, taxes, etc.) of XXXX in the debt calculation.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	543609279081	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value. The AVM confidence score was between 65% and 80%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	213467284689	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Inaccurate Mortgage- The mortgage was not completed accurately. There is an individual on the Security Instrument who signed as an agent under a Power of Attorney but the Power of Attorney is missing. Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	337517033122	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	797410299976	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs- The income/employment is not documented properly according to guides. Subject is a lite doc loan and guidelines require P&L to verify income. P&L missing from file. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	168572647828	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	399135048265	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	426997508542	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	946173759865	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	441651234060	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Clear) Hazard Insurance- The loan is missing a current hazard insurance policy on the subject property verifying sufficient coverage/replacement cost. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	258369962821	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Inc Misc- Verification of the CPA is required to be obtained per Lender's guidelines. However, the loan file does not contain verification of the borrower's CPA. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	743784441221	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 3 months in PITIA reserves equal to XXXX (XXXX PITIA X 3 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. ?The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	655217208239	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	261955486244	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt. (Open) TRID CD- Section B incorrect payee- TRID-CD/Payee Not Listed. The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD: Property Condition Inspection.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	703002196178	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Transfer Taxes. A cost to cure in the amount of XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	350332347628	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Assets-

The CD dated XX/XX/XXXX states XXXX required to close. The file contains XXXX in verified assets plus the EMD of XXXX.  The file is missing evidence of XXXX XXXX XXXX statement as stated on the final 1003. The file is XXXX short to close and missing the required 3 month cash reserves.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Inc Misc-

The file is missing the PTIN. Guidelines require satisfactory quality control check of business and CPA/Accountant/Tax Preparer validity to becompleted by the underwriter.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	145236064127	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Gift Letter / Funds-

A required gift letter was missing from the file and/or the donor funds were not verified. Gift funds were used as qualifying assets. The guidelines require the Borrower to provide a fully executed donor gift letter and the donor’s cancelled personal check or Certified Check. In addition, a copy of the borrower’s bank statement evidencing deposit of donor’s gift. The borrower provided a Gift Letter from XXXX for XXXX. However, the loan file does not contain a copy of the donors cancelled personal check or the Borrower(s) bank statement evidencing receipt of the gift funds. Also, the EMD cancelled check provided reflects the XXXX check was paid to the title company by XXXX (XXXX). However, the loan file does not contain a Gift Letter for the XXXX funds given on the Borrower(s) behalf. The loan file does not contain a Gift Letter for XXXX from XXXX. The loan file does not contain a cancelled personal check from XXXX for XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Explanation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	298882678759	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	717613653424	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Inc Misc-

There are additional employment/income findings. The Lender's guidelines required a CPA letter for a self employed Borrower to verify the Borrower's ownership and confirming the percentage of ownership. The loan file contained a verbal verification that someone spoke to a CPA, and confirmed the borrower as "owner", but no CPA letter itself and the verification did not confirm the Borrower's percentage of ownership. Auditor research revealed documentation that the Borrower may not have been the sole owner of the business.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income Docs-

The income is not documented properly according to guides. The Lender's guidelines required a 12 month profit and loss statement for self employed income. The loan file contained no profit and loss or other verification of the Borrower's self employed income.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets Misc-

A portion of the Borrower's verified assets were from a Business account. However, the loan file did not properly verify the Borrower's ownership of the business, therefore the business funds could not be confirmed as available for the Borrower's use for this transaction. If these funds can not be confirmed as available for use, the result would be a loss of XXXX in Business Account funds, and the Earnest Money Deposit which also came from this account in the amount of XXXX, resulting a potential total shortage of XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)                                    Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	972292200249	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	979996561194	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing- The file is missing a written list of Service Providers.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302604764699	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Flood Insurance Required- The loan was subject to Flood Insurance and the Closing Disclosure showed no evidence that Flood Insurance premiums were escrowed. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	387919599301	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	410923406093	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	600342524346	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	899601280223	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Flood Cert- The flood certificate is missing. According to the appraisal, the subject is not located in a flood zone; however, the actual flood certificate is missing from the loan file. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	246252324737	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	728021600566	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	319883003574	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	131825199917	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Title- Abstract Search, Title- Courier Fee, Title-Settlement Fee. This results in a cost to cure of: XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. The loan file was missing evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	3	2	1	1	3	2	3	1	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B
XXXX	532765609770	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	717403730200	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) Inaccurate Mortgage- The Exhibit "A" attachment to the security instrument was not provided in the loan file. Unable to determine if the proper legal description was disclosed for the security instrument. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	728087739254	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

(Open) State Testing-

This loan failed the XXXX subprime home loan test. (XXXX  Section 5, 1(c)) Using the greater of thedisclosed APR and the fully indexed rate, the loan is a subprime home loan, asdefined in the legislation. The loan is compliant with XXXX limitationsand prohibited practices.

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. A Change of Circumstance was not provided in the loan file. Unable to determine if the revised Loan Estimate/CD issued on XX/XX/XXXX was disclosed within 3 business days of the change. Therefore, the increase/addition to the following fees was not accepted: Title- Abstract Search, Title- Bankruptcy Search, Title- Patriot Search, and Title Service Fee. This results in a cost to cure of: XXXX If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) VVOE required- The guidelines require CPA/Accountant/Tax Preparer’s letter stating: borrower’s position/title, ownership percentage, and business inception date. Letter must be dated and signed on firm’s letterhead, and must include signer’s contact information. The loan file was missing a CPA/Accountant/Tax Preparer’s letter to verify the borrower's employment. Response 1 (XX/XX/XXXX XX:XXAM) Still missing the CPA Letter on CPA Letterhead with all required details. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	636215493373	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	460898111169	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	718458802412	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	213723750644	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) TRID - SPL - Missing-

The file is missing a written list of Service Providers.

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. The SPL was missing therefore title fees were tested at 10%. This results in a cost to cure of: XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	873451851787	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. The guidelines indicate that a Automated Valuation Model (AVM) on all loans. The loan file does not contain an AVM to support the current appraised value. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	100197044000	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Secondary Valuation Product Not Provided- The loan file does not contain evidence that a secondary valuation product was ordered or performed. Response 1 (XX/XX/XXXX XX:XXAM) CDA supports appraised value. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	916806286001	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	693578773058	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) State Testing- This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt Response 1 (XX/XX/XXXX XX:XXPM) Seller is exempt. The loan is compliant. (Resolved) (Open) TRID CD- Section B incorrect payee- The loan contains the fee or fees where 'compensation to' does not reflect a payee on the revised CD issued on XX/XX/XXXX: Appraisal Fee.	(Clear) Credit Date- The credit report was too old at the time of closing based on guides. The guide states credit report expires after 90 days. The credit report on file is dated XX/XX/XXXX, the note date is XX/XX/XXXX. The credit report exceeds the stated 90 day limit. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value. CDA in file supports value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	974687703406	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) Late HOC Disclosure-

The Homeownership Counseling Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the application date, XX/XX/XXXX. Non-material defect.

(Open) TRID - SPL - Late-

A written list of Service Providers was not disclosed within 3 business days of the application date or 7 business days before the Consummation Date. Non-material defect.

(Clear) TRID - Initial LE Delivery Date (from application)-

This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation Not Cured-

This loan failed the charges that in total cannot increase more than 10% test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: XXXXf curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID- Lender Credits that Cannot Decrease-

The loan failed the Lender Credits that Cannot Decrease Test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of XXXX is required. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be done no later than 60 days after consummation.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	229121341612	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) VVOE required-

The guidelines require a CPA or certified tax preparer letter for full documentation self-employment income. The loan file did not contain any evidence of a CPA or certified tax preparer letter, business license or any other acceptable documentation to evidence the borrower's employment.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception granted by Originator and accepted by Investor. (Resolved)

(Open) VOR Required-

Verification of 12 months rental payments is required. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The loan file contained an institutional VOR which indicated that the borrower had rented since XX/XX/XXXX at XXXX per month; however, the rent payments were not supported by 12 months canceled checks or bank statement withdrawals as required. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	158176097522	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Open) TRID CD ' Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's Address is missing. Non-material defect.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B

Loan Number	Loan ID	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Compensating Factors	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade	Exception Date
XXXX	974687703406	1 of 8	XXXX	XX/XX/XXXX	Compliance	Late HOC Disclosure	XXXX	The Homeownership Counseling Disclosure provided on XX/XX/XXXX was not provided within 3 business days of the application date, XX/XX/XXXX. Non-material defect.						2	2	3	2	9/17/2021
XXXX	974687703406	2 of 8	XXXX	XX/XX/XXXX	Compliance	TRID - 10% Tolerance Violation Not Cured	XXXX	This loan failed the charges that in total cannot increase more than 10% test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree – Cure not required for Borrower shopped Title; fees were updated to reflect and no increase in other 10% tolerance fee(s) found, uploaded Final CD	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	9/17/2021
XXXX	974687703406	3 of 8	XXXX	XX/XX/XXXX	Compliance	TRID - Initial LE Delivery Date (from application)	XXXX	This loan failed the initial loan estimate delivery date test (from application). The Initial LE provided in the loan file and dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - Application submitted on XX/XX/XXXX and Initial Disclosure Package was issued/signed on XX/XX/XXXX, uploaded Disclosure Center verified RESPA Six Information, signed Initial LE, and DM	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	9/17/2021
XXXX	974687703406	4 of 8	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Late	XXXX	A written list of Service Providers was not disclosed within 3 business days of the application date or 7 business days before the Consummation Date. Non-material defect.						2	2	3	2	9/17/2021
XXXX	974687703406	5 of 8	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree - Application submitted on XX/XX/XXXX and Initial Disclosure Package was issued/signed on XX/XX/XXXX, uploaded Disclosure Center verified RESPA Six Information, signed Initial LE, and DM.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	9/17/2021
XXXX	974687703406	6 of 8	XXXX	XX/XX/XXXX	Compliance	TRID- Lender Credits that Cannot Decrease	XXXX	The loan failed the Lender Credits that Cannot Decrease Test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of XXXX is required. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be done no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Disagree – XX/XX/XXXX COC LE was issued for rate locked at XXXX% with XXXX% discount points charged borrower; lender credit was removed to reflect, uploaded COC LE and Rate Lock	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	9/17/2021
XXXX	974687703406	7 of 8	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines						1	1	3	2	9/17/2021
XXXX	974687703406	8 of 8	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.						1	1	3	2	9/17/2021
XXXX	229121341612	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	10/25/2021
XXXX	229121341612	2 of 4	XXXX	XX/XX/XXXX	Credit	VOR Required	XXXX	Verification of 12 months rental payments is required. The guidelines for FTHB indicate that 12 months minimum verification of rent is required to be documented via canceled checks or evidence of the payments via bank statements. The loan file contained an institutional VOR which indicated that the borrower had rented since XX/XX/XXXX at XXXX per month; however, the rent payments were not supported by 12 months canceled checks or bank statement withdrawals as required. It should be noted that the Lender granted an exception for this particular issue. Compensating factors utilized to downgrade to level EV2.	Credit score of XXXX exceeds the minimum required by guidelines of 660. LTV of XXXX% is below maximum of 85%. DTI of XXXX% is below maximum of 50%. Verified post-closing reserves of XXXX or XXX months. Minimum required per guidelines is 3 months. Borrower has XXX years in the same profession, owning the same business.					2	2	3	2	10/25/2021
XXXX	229121341612	3 of 4	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	The guidelines require a CPA or certified tax preparer letter for full documentation self-employment income. The loan file did not contain any evidence of a CPA or certified tax preparer letter, business license or any other acceptable documentation to evidence the borrower's employment.	XXXX Score. XXX% LTV. XXX years same job.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Agree - exception uploaded	Response 1 (XX/XX/XXXX XX:XXPM) Exception granted by Originator and accepted by Investor. (Resolved)		3	2	3	2	10/25/2021
XXXX	229121341612	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	10/25/2021
XXXX	158176097522	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct/complete seller information. Seller's Address is missing. Non-material defect.						2	2	2	2	10/18/2021
XXXX	158176097522	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	10/18/2021
XXXX	158176097522	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	10/18/2021
XXXX	606186417537	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/30/2021
XXXX	606186417537	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/30/2021
XXXX	606186417537	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/30/2021
XXXX	463097292286	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	The file failed one or more of the state threshold tests.This loan failed the threshold loan points and fees test. (Municipal Code of XXXX § 2-32-455) and (XXXX, XXXX Ord. XXXX) The total points and fees of the mortgage exceed 5% of the total loan amount in the case that the loan amount is XXXX or greater, or XXXX in the case that the loan amount is less than XXXX. Fees that were included in the test: Administration Fee: XXXX, Closing Protection Letter: XXXX,Flood Certification: XXXX, Mortgage Broker: XXXX, Points - Loan Discount: XXXX, Processing: XXXX, Recording Service: XXXX, Settlement or Closing Fee: XXXX, Tax Service Fee: XXXX, Title Courier: XXXX and Underwriting: XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Adding up the total of the fees you have listed is XXXX. 5% of the total federal loan amount (XXXX) would give us a threshold of XXXX - leaving a difference of XXXX. Would a check of XXXX, LOE, PCCD, & proof of delivery clear this? Rebuttal 2 (XX/XX/XXXX XX:XXPM) Please see attached for the PCCD, LOE, & proof of refund/delivery.	Response 1 (XX/XX/XXXX XX:XXPM) A cost to cure in the amount of XXXX is required.. A LOE, PCCD, copy of the refund check & proof of delivery will clear the finding. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	11/29/2021
XXXX	463097292286	2 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for CPA PTIN. Guidelines require a PTIN number for the CPA; however, there is no documentation in the loan file for PTIN, as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) please find the uploaded CPA verify report in lieu of PTIN, confirmed with UW	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	11/29/2021
XXXX	463097292286	3 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for Eligible Properties. The file is missing documentation that the subject condo is Warrantable. There is no condominium documentation in the file. If non warrantable, the LTV of XXX% would exceed the 65% maximum.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) The final 1008 signed off by UW indicates that it's warrantable condo. And condo questionnaire and master insurance can be supporting documentation. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Condo questionnaire indicates the subject condo is warrantable. Condo master insurance can be supporting documentation.	Response 1 (XX/XX/XXXX XX:XXAM) 1008 in file does not indicate that condo is warrantable. Condo Questionnaire and Master Policy are missing. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	11/29/2021
XXXX	463097292286	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	11/29/2021
XXXX	241227922548	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	11/24/2021
XXXX	241227922548	2 of 3	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The loan file only contained a paid receipt, which did not reflect any coverage amount.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) HOI attached.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/24/2021
XXXX	241227922548	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	11/24/2021
XXXX	339106011681	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	The file failed one or more of the state threshold tests. This loan failed the XXXX home loan test. (XXXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan has an APR of XXXX%. The APR threshold is 4.630%. The loan is compliant with XXXX limitations and prohibited practices.						2	2	2	2	11/24/2021
XXXX	339106011681	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Incorrect Section	XXXX	The Title - Settlement Fee was included in Section B of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C. Non-material defect.						2	2	2	2	11/24/2021
XXXX	339106011681	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	11/24/2021
XXXX	339106011681	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	11/24/2021
XXXX	170158291605	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/24/2021
XXXX	170158291605	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	11/24/2021
XXXX	170158291605	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. The loan file did not contain an AVM or 2nd appraisal as required to verify the appraised value.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) AVM attached.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/24/2021
XXXX	581973721861	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan has an APR of XXXX%. The APR threshold is 4.72%. The loan is compliant with XXXX limitations and prohibited practices.						2	2	3	2	11/22/2021
XXXX	581973721861	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	11/22/2021
XXXX	581973721861	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) AVM attached.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	11/22/2021
XXXX	812002138865	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/22/2021
XXXX	812002138865	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/22/2021
XXXX	812002138865	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/22/2021
XXXX	547891936770	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/22/2021
XXXX	547891936770	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/22/2021
XXXX	547891936770	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/22/2021
XXXX	653447551270	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	The file failed one or more of the state threshold tests. This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The loan has an APR of XXXX%. The APR threshold is 4.72%. The loan is compliant with XXXX limitations and prohibited practices.						2	2	3	2	11/19/2021
XXXX	653447551270	2 of 3	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	Hazard Insurance. The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost. The subject loan amount is XXXX. The HOI in the loan file does not evidence the dwelling coverage amount. The loan file did not contain evidence of sufficient HOI coverage.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) HOI attached.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	11/19/2021
XXXX	653447551270	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	11/19/2021
XXXX	578353987228	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	11/19/2021
XXXX	578353987228	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/19/2021
XXXX	578353987228	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/19/2021
XXXX	659070245441	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/17/2021
XXXX	659070245441	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/17/2021
XXXX	659070245441	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/17/2021
XXXX	462853546020	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	State Testing. This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices.						2	2	2	2	12/9/2021
XXXX	462853546020	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/9/2021
XXXX	462853546020	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/9/2021
XXXX	271903015196	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/9/2021
XXXX	271903015196	2 of 3	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost. The guidelines require a homeowner insurance policy to be obtained with replacement cost coverage. The subject loan amount is XXXX. The appraisal reflects a replacement cost new estimate of XXXX; however, the evidence of hazard insurance in the loan file only reflects total coverage of XXXX, which is insufficient to cover the replacement cost.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) please see uploaded RCE and insurance requirement: for this loan, the lesser of RCE and total cost new on the appraisal is RCE at XXXX. so even our loan amount is much higher, as long as our dwelling coverage (XXXX) is equal or greater than our RCE (XXXX), which is sufficient per our CDL insurance updated guideline uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/9/2021
XXXX	271903015196	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/9/2021
XXXX	408199716096	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/9/2021
XXXX	408199716096	2 of 3	XXXX	XX/XX/XXXX	Credit	Resident Alien	XXXX	The borrower indicates XXXX status; however, the file contains no evidence documenting status as legally authorized. The loan file did not contain evidence of a valid employment authorization or XXXX as required by guidelines.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Work authorization attached. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Guideline overlays explanation attached.	Response 1 (XX/XX/XXXX XX:XXAM) Application is not sufficient. Most recent Employment Authorization card expired XXXXX. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/9/2021
XXXX	408199716096	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/9/2021
XXXX	579183148578	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/3/2021
XXXX	579183148578	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/3/2021
XXXX	579183148578	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/3/2021
XXXX	198410697554	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/3/2021
XXXX	198410697554	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/3/2021
XXXX	198410697554	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/3/2021
XXXX	426335731036	1 of 5	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices.						2	2	3	2	12/3/2021
XXXX	426335731036	2 of 5	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Transaction Information/Seller Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the seller information. Non-material defect.						2	2	3	2	12/3/2021
XXXX	426335731036	3 of 5	XXXX	XX/XX/XXXX	Credit	Contract	XXXX	The file contained no evidence of a properly executed sales contract.(contract is missing)		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Fully Executed Contract	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/3/2021
XXXX	426335731036	4 of 5	XXXX	XX/XX/XXXX	Credit	Flood Cert	XXXX	The flood certificate is missing.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Flood Certificate	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/3/2021
XXXX	426335731036	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/3/2021
XXXX	318899459381	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices.						2	2	2	2	12/9/2021
XXXX	318899459381	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/9/2021
XXXX	318899459381	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM, dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/9/2021
XXXX	598231336025	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Transfer Tax. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) The deed was originally under both XXXX and XXXX but it was then decided that XXXX was paid to be deed off. This was decided after the initial disclosures were already issued. This resulted in a deed transfer hence the transfer tax increase. Rebuttal 2 (XX/XX/XXXX XX:XXPM) The deed was originally under both XXXX and XXXX but it was then decided that XXXX was paid to be deed off. This was decided after the initial disclosures were already issued. This resulted in a deed transfer hence the transfer tax increase	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	12/3/2021
XXXX	598231336025	2 of 3	XXXX	XX/XX/XXXX	Credit	Credit Date	XXXX	The credit report was too old at the time of closing based on guides. The guidelines indicate credit reports expire after 90 days. The loan file contains a credit report dated XX/XX/XXXX. The loan closed XX/XX/XXXX which is 100 days after the credit report was pulled. The credit report in the file is > 90 days old.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Credit Report attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/3/2021
XXXX	598231336025	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/3/2021
XXXX	433995379812	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/6/2021
XXXX	433995379812	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/6/2021
XXXX	433995379812	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/6/2021
XXXX	974880116519	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/8/2021
XXXX	974880116519	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/8/2021
XXXX	974880116519	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/8/2021
XXXX	312015840552	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/30/2021
XXXX	312015840552	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for LTV on the subject property. According to program guidelines, for a cash-out refinance of a primary property the maximum LTV allowed is a XXXX%. The subject loan closed with a LTV of XXXX%		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Guidelines permit borrowers with over XXX credit score to have XXX% LTV. Rebuttal 2 (XX/XX/XXXX XX:XXPM) our subject loan's (borrower's) Fico is XXX and it meets the Max LTV XXX% Rebuttal 3 (XX/XX/XXXX XX:XXPM) According to CDL guideline, for the cash-out refinance of the primary property with loan amount XXXX falls to the category of max 70% LTV and min 700 credit score, so borrower’s Fico XXX meet the max LTV 70%.	Response 1 (XX/XX/XXXX XX:XXAM) Subject is cash-out, which allows a maximum LTV of 65%. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Please provide matrix. (Upheld) Response 3 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/30/2021
XXXX	312015840552	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM attached. Rebuttal 2 (XX/XX/XXXX XX:XXPM) see the uploaded CDA report supports the value	Response 1 (XX/XX/XXXX XX:XXAM) AVM does not support appraised value within 10%. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Respolved)		3	1	3	1	11/30/2021
XXXX	983275990138	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Finance Charge Fail	XXXX	This loan failed the TILA finance charge test.(12 CFR §1026.38(o)(2)). The finance charge is XXXX. The disclosed finance charge of XXXX is not considered accurate because it is understated by more than $100.. The following fees were included in testing: Administration Fee, Mortgage Broker Fee, Processing Fee, Tax Service fee, Underwriting Fee, Flood Certification, Attorney's Fee, CPL, Electronic Recording Service Fee, and Prepaid Interest. . The loan fails by XXXX. If curing with a reimbursement, please provide the following documents: LOE, copy of refund, proof of delivery.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the PCCD, LOE, Proof of Delivery, and Proof of Refund. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Please see attached for PCCD, LOE, Proof of Delivery and Proof of Refund.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	12/3/2021
XXXX	983275990138	2 of 3	XXXX	XX/XX/XXXX	Credit	Application	XXXX	The final application is either inaccurate, missing or not signed as required by guides. The loan file contains an initial application dated XX/XX/XXXX. However, the loan file does not contain a final application executed by the borrower at closing.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) 1003 attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/3/2021
XXXX	983275990138	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/3/2021
XXXX	301556254156	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/9/2021
XXXX	301556254156	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/9/2021
XXXX	301556254156	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/9/2021
XXXX	188622073695	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	11/30/2021
XXXX	188622073695	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	11/30/2021
XXXX	188622073695	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	11/30/2021
XXXX	708175270430	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	11/30/2021
XXXX	708175270430	2 of 4	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	Hazard Insurance. The loan was missing a current hazard insurance policy on the subject property which reflected sufficient coverage/replacement cost. reflected on the appraisal is XXXX. The loan file did not contain a Reconstruction cost estimator from the insurance company or evidence of insurance.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) HOI + RCE attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/30/2021
XXXX	708175270430	3 of 4	XXXX	XX/XX/XXXX	Credit	Title Commitment / Title Policy	XXXX	The title commitment/policy is incomplete/missing. The guidelines require evidence of Title Insurance with an amount sufficient to cover the loan amount. The loan file did not contain evidence of a Title Commitment / Report.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) ALTA attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	11/30/2021
XXXX	708175270430	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	11/30/2021
XXXX	836556590496	1 of 6	XXXX	XX/XX/XXXX	Compliance	Missing HOC Disclosure	XXXX	The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.						2	2	3	2	12/15/2021
XXXX	836556590496	2 of 6	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	3	2	12/15/2021
XXXX	836556590496	3 of 6	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Loan Terms/Principal & Interest payment	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct Principal and Interest Payment. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) LOE, PCCD, and proof provided	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	12/15/2021
XXXX	836556590496	4 of 6	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Projected Payments/ P&I	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct Principal and Interest under the Projected Payments. If curing with a PCCD, the following documents must be provided: LOE, PCCD, proof of delivery. Per regulation, revised disclosures must be provided no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) LOE, PCCD, and proof of delivery attached.	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	12/15/2021
XXXX	836556590496	5 of 6	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	12/15/2021
XXXX	836556590496	6 of 6	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/15/2021
XXXX	556378268605	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/15/2021
XXXX	556378268605	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/15/2021
XXXX	556378268605	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/15/2021
XXXX	702224976737	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	3	2	12/15/2021
XXXX	702224976737	2 of 3	XXXX	XX/XX/XXXX	Credit	Gift Letter / Funds	XXXX	A required gift letter was missing from the file and/or the donor funds were not verified. The guidelines require the Borrower to provide fully executed donor gift letter in addition to the donor's cancelled personal check. The borrower received gift funds from XXXX in the amount of XXXX evidenced by the donor's cancelled personal check. However, the loan file did not contain a fully executed donor gift letter for the XXXX gift funds.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) XXXX deposited fund was transferred from borrower’s XXXX account XXXX which hold jointly with borrower’s mother, XXXX. Attached is a letter stating borrower, XXXX, has full access to the account XXXX XXXX. And the check image show borrower's name on it as the bank account holder. So no gift letter required for the funds that were transferred from borrower’s own account.	Response 1 (XX/XX/XXXX XX:XXAM) XXXX check is from joint account owned by Borrower and Borrower's father. Access letter provided. (Resolved)		3	1	3	2	12/15/2021
XXXX	702224976737	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	Appraisal - Secondary Valuation Product Not Provided. The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the AVM Report.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/15/2021
XXXX	523556839777	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/15/2021
XXXX	523556839777	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/15/2021
XXXX	523556839777	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/15/2021
XXXX	494390319406	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/15/2021
XXXX	494390319406	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/15/2021
XXXX	494390319406	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value. Further, the loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/15/2021
XXXX	269638264118	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	3	2	12/15/2021
XXXX	269638264118	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - Revised CD - No Waiting Period	XXXX	This loan failed the revised Closing Disclosure delivery date test (no waiting period required). Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to consummation. Per regulation, it is the creditor's responsibility to provide disclosures prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please see attached for the final CD.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	12/15/2021
XXXX	269638264118	3 of 4	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Reserve Assets. Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 6 months in PITIA reserves equal to XXXX (XXXX PITIA X 6 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. ?The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves and a shortage of XXXX in verified assets.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) XXXX*6 month=XXXX + XXXX Cash to Close = XXXX. Assets verified in XXXX XXXX XXXX. Assets are sufficient. Rebuttal 2 (XX/XX/XXXX XX:XXAM) see EMD cancelled check, it was withdrew in XXXX from our verified account-XXXX XXXX	Response 1 (XX/XX/XXXX XX:XXAM) Source and/or clearance of the XXXX EMD prior to the most recent XXXX statement or from a different account was not provided. The shortage remains. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/15/2021
XXXX	269638264118	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/15/2021
XXXX	131515407355	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/15/2021
XXXX	131515407355	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/15/2021
XXXX	131515407355	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/15/2021
XXXX	145215042761	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	3	2	12/15/2021
XXXX	145215042761	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for LTV. The guidelines indicate that an AVM is required on every loan and further indicates that the value of the AVM must support the original appraised value within 10% or the AVM value must be used to determine the qualifying LTV, unless the loan file contains a full secondary appraisal or CDA to support the original appraised value. The loan file did not contain a full secondary appraisal or a CDA. The appraised value is XXXX. The AVM value is XXXX, which is a variance of XXXX%. Therefore, the AVM value was required to be used to determine the qualifying LTV. As a result, the audit LTV is XXXX%, which exceeds the maximum allowed LTV of 80% per guidelines.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) please find the CDA report	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/15/2021
XXXX	145215042761	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. The appraised value is XXXX. The AVM value is XXXX, which is a variance of XXXX%.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CDA value was used. Report and Invoice attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/15/2021
XXXX	380557027849	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/13/2021
XXXX	380557027849	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/13/2021
XXXX	380557027849	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/13/2021
XXXX	488770046338	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/13/2021
XXXX	488770046338	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/13/2021
XXXX	488770046338	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. The loan file contains an AVM dated XX/XX/XXXX with an estimated value of XXXX. The appraised value if the property is XXXX which is XXXX more then the AVM value, which equals a percentage difference of XXXX%.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) CDA uploaded.	Response 1 (XX/XX/XXXX XX:XXAM) CDA supports appraised value. (Resolved)		3	1	3	1	12/13/2021
XXXX	530509231979	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/13/2021
XXXX	530509231979	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/13/2021
XXXX	530509231979	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/13/2021
XXXX	194049348262	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	State Testing. This loan failed the XXXX home loan test. (XXXX Section 5, 1(c). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/15/2021
XXXX	194049348262	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/15/2021
XXXX	194049348262	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/15/2021
XXXX	636160122738	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/15/2021
XXXX	636160122738	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/15/2021
XXXX	636160122738	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/15/2021
XXXX	665192683734	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the NYsubprime home loan test. (XXXX Section 5, 1(c)) Using the greater of thedisclosed APR and the fully indexed rate, the loan is a subprime home loan, asdefined in the legislation. The loan is compliant with XXXX limitationsand prohibited practices.		Resolved				2	2	3	2	12/13/2021
XXXX	665192683734	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).). A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: Transfer Taxes. This results in a cost to cure of: XXXX. If curing defect with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, correction must be made no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) The transfer tax increase was due to an addendum signed at closing where the buyer agreed to pay for it. Please see attached for the signed addendum as well as the associated COC CD with the borrower's acknowledgement.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	12/13/2021
XXXX	665192683734	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	12/13/2021
XXXX	665192683734	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/13/2021
XXXX	653324098617	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/13/2021
XXXX	653324098617	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/13/2021
XXXX	653324098617	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/13/2021
XXXX	734649379066	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	State Testing. This loan failed the XXXX home loan test. (XXXX Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/15/2021
XXXX	734649379066	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/15/2021
XXXX	734649379066	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/15/2021
XXXX	756038674169	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/13/2021
XXXX	756038674169	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/13/2021
XXXX	756038674169	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/13/2021
XXXX	309092191178	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/13/2021
XXXX	309092191178	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX							1	1	1	1	12/13/2021
XXXX	309092191178	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/13/2021
XXXX	438198846064	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/15/2021
XXXX	438198846064	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/15/2021
XXXX	438198846064	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/15/2021
XXXX	329667209662	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/13/2021
XXXX	329667209662	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/13/2021
XXXX	329667209662	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/13/2021
XXXX	319883003574	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/31/2021
XXXX	319883003574	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/31/2021
XXXX	319883003574	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/31/2021
XXXX	298882678759	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/31/2021
XXXX	298882678759	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/31/2021
XXXX	298882678759	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/31/2021
XXXX	399135048265	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/31/2021
XXXX	399135048265	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/31/2021
XXXX	399135048265	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/31/2021
XXXX	915062541842	1 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	3	2	12/31/2021
XXXX	915062541842	2 of 4	XXXX	XX/XX/XXXX	Credit	Flood Cert	XXXX	The flood certificate is missing.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Flood certificate	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/31/2021
XXXX	915062541842	3 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for LTV. Loan closed with LTV of XXXX%. Max LTV per program guidelines is 65%.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Per attached CDL guidelines, Cash-Out Refinance of primary property with XXXX loan amount falls to the category of max 70% LTV and min 700 credit score. And borrower has XXXX credit score, so 70% LTV is meet our requirement.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/31/2021
XXXX	915062541842	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value. The AVM confidence score was between 65% and 80%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.						1	1	3	2	12/31/2021
XXXX	728021600566	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/31/2021
XXXX	728021600566	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/31/2021
XXXX	728021600566	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/31/2021
XXXX	426997508542	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1	12/31/2021
XXXX	426997508542	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/31/2021
XXXX	426997508542	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/31/2021
XXXX	717403730200	1 of 3	XXXX	XX/XX/XXXX	Compliance	Inaccurate Mortgage	XXXX	The Exhibit "A" attachment to the security instrument was not provided in the loan file. Unable to determine if the proper legal description was disclosed for the security instrument.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please see attached for the full security instrument.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	12/29/2021
XXXX	717403730200	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/29/2021
XXXX	717403730200	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/29/2021
XXXX	213723750644	1 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - 10% Tolerance Violation Not Cured	XXXX	This loan failed the charges that in total cannot increase more than 10% test. The SPL was missing therefore title fees were tested at 10%. This results in a cost to cure of: XXXX. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for SSPL that was not provided.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	12/29/2021
XXXX	213723750644	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	3	2	12/29/2021
XXXX	213723750644	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	12/29/2021
XXXX	213723750644	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/29/2021
XXXX	131825199917	1 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - 10% Tolerance Violation Not Cured	XXXX	This loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Title- Abstract Search, Title- Courier Fee, Title-Settlement Fee. This results in a cost to cure of: XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please see attached for the SSPL that was not provided.	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	12/29/2021
XXXX	131825199917	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	3	2	12/29/2021
XXXX	131825199917	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	12/29/2021
XXXX	131825199917	4 of 4	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed. The loan file was missing evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM report	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/29/2021
XXXX	728087739254	1 of 5	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the NYsubprime home loan test. (XXXX Section 5, 1(c)) Using the greater of thedisclosed APR and the fully indexed rate, the loan is a subprime home loan, asdefined in the legislation. The loan is compliant with XXXX limitationsand prohibited practices.						2	2	3	2	12/29/2021
XXXX	728087739254	2 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - 10% Tolerance Violation Not Cured	XXXX	This loan failed the charges that in total cannot increase more than 10% test. A Change of Circumstance was not provided in the loan file. Unable to determine if the revised Loan Estimate/CD issued on XX/XX/XXXX was disclosed within 3 business days of the change. Therefore, the increase/addition to the following fees was not accepted: Title- Abstract Search, Title- Bankruptcy Search, Title- Patriot Search, and Title Service Fee. This results in a cost to cure of: XXXX If curing with a refund, the following documents must be provided: LOE, PCCD, copy of refund, proof of delivery. Per regulation, refund and revised disclosures must be provided no later than 60 days after consummation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Please see attached for the SSPL that was not provided.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2	12/29/2021
XXXX	728087739254	3 of 5	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	3	2	12/29/2021
XXXX	728087739254	4 of 5	XXXX	XX/XX/XXXX	Credit	VVOE required	XXXX	The guidelines require CPA/Accountant/Tax Preparer’s letter stating: borrower’s position/title, ownership percentage, and business inception date. Letter must be dated and signed on firm’s letterhead, and must include signer’s contact information. The loan file was missing a CPA/Accountant/Tax Preparer’s letter to verify the borrower's employment.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) VVOE attached. Rebuttal 2 (XX/XX/XXXX XX:XXPM) CPA letter	Response 1 (XX/XX/XXXX XX:XXAM) Still missing the CPA Letter on CPA Letterhead with all required details. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/29/2021
XXXX	728087739254	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/29/2021
XXXX	168572647828	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/29/2021
XXXX	168572647828	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/29/2021
XXXX	168572647828	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/29/2021
XXXX	815007861310	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	2	2	12/29/2021
XXXX	815007861310	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/29/2021
XXXX	815007861310	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/29/2021
XXXX	258369962821	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/29/2021
XXXX	258369962821	2 of 3	XXXX	XX/XX/XXXX	Credit	Inc Misc	XXXX	Verification of the CPA is required to be obtained per Lender's guidelines. However, the loan file does not contain verification of the borrower's CPA.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CPA Verification and VVOE	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/29/2021
XXXX	258369962821	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/29/2021
XXXX	797410299976	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/29/2021
XXXX	797410299976	2 of 3	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income/employment is not documented properly according to guides. Subject is a lite doc loan and guidelines require P&L to verify income. P&L missing from file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) P&L attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	1	1	12/29/2021
XXXX	797410299976	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/29/2021
XXXX	543609279081	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/29/2021
XXXX	543609279081	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/29/2021
XXXX	543609279081	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value. The AVM confidence score was between 65% and 80%, a reduction in the AVM value was taken into account. The reduced AVM value still supports the origination value within 10%.						1	1	2	2	12/29/2021
XXXX	655217208239	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/29/2021
XXXX	655217208239	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/29/2021
XXXX	655217208239	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/29/2021
XXXX	350332347628	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/29/2021
XXXX	350332347628	2 of 4	XXXX	XX/XX/XXXX	Credit	Assets	XXXX	The CD dated XX/XX/XXXX states XXXX required to close. The file contains XXXX in verified assets plus the EMD of XXXX. The file is missing evidence of XXXX XXX XXXX statement as stated on the final 1003. The file is XXXX short to close and missing the required 3 month cash reserves.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Bank Statement attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/29/2021
XXXX	350332347628	3 of 4	XXXX	XX/XX/XXXX	Credit	Inc Misc	XXXX	The file is missing the PTIN. Guidelines require satisfactory quality control check of business and CPA/Accountant/Tax Preparer validity to becompleted by the underwriter.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) PTIN attached.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		2	1	3	1	12/29/2021
XXXX	350332347628	4 of 4	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) original AVM report shows no hit result, please find the updated AVM report pulled	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/29/2021
XXXX	246252324737	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/27/2021
XXXX	246252324737	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/27/2021
XXXX	246252324737	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/27/2021
XXXX	718458802412	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/27/2021
XXXX	718458802412	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/27/2021
XXXX	718458802412	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/27/2021
XXXX	441651234060	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	3	2	12/27/2021
XXXX	441651234060	2 of 3	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan is missing a current hazard insurance policy on the subject property verifying sufficient coverage/replacement cost.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached insurance declarations with sufficient coverage.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/27/2021
XXXX	441651234060	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/27/2021
XXXX	899601280223	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/27/2021
XXXX	899601280223	2 of 3	XXXX	XX/XX/XXXX	Credit	Flood Cert	XXXX	The flood certificate is missing. According to the appraisal, the subject is not located in a flood zone; however, the actual flood certificate is missing from the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the Flood Cert.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/27/2021
XXXX	899601280223	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/27/2021
XXXX	387919599301	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/27/2021
XXXX	387919599301	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/27/2021
XXXX	387919599301	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/27/2021
XXXX	946173759865	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/22/2021
XXXX	946173759865	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/22/2021
XXXX	946173759865	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/22/2021
XXXX	717613653424	1 of 5	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	12/22/2021
XXXX	717613653424	2 of 5	XXXX	XX/XX/XXXX	Credit	Assets Misc	XXXX	A portion of the Borrower's verified assets were from a Business account. However, the loan file did not properly verify the Borrower's ownership of the business, therefore the business funds could not be confirmed as available for the Borrower's use for this transaction. If these funds can not be confirmed as available for use, the result would be a loss of XXXX in Business Account funds, and the Earnest Money Deposit which also came from this account in the amount of XXXX, resulting a potential total shortage of XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CPA Letter attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/22/2021
XXXX	717613653424	3 of 5	XXXX	XX/XX/XXXX	Credit	Inc Misc	XXXX	There are additional employment/income findings. The Lender's guidelines required a CPA letter for a self employed Borrower to verify the Borrower's ownership and confirming the percentage of ownership. The loan file contained a verbal verification that someone spoke to a CPA, and confirmed the borrower as "owner", but no CPA letter itself and the verification did not confirm the Borrower's percentage of ownership. Auditor research revealed documentation that the Borrower may not have been the sole owner of the business.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CPA Letter attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/22/2021
XXXX	717613653424	4 of 5	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The income is not documented properly according to guides. The Lender's guidelines required a 12 month profit and loss statement for self employed income. The loan file contained no profit and loss or other verification of the Borrower's self employed income.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) P&L attached.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/22/2021
XXXX	717613653424	5 of 5	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/22/2021
XXXX	916806286001	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/22/2021
XXXX	916806286001	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/22/2021
XXXX	916806286001	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/22/2021
XXXX	822245126888	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD- Section B incorrect payee	XXXX	The loan contains a fee where 'compensation to' was not designated: Appraisal Final Inspection.						2	2	2	2	12/22/2021
XXXX	822245126888	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/22/2021
XXXX	822245126888	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/22/2021
XXXX	213467284689	1 of 3	XXXX	XX/XX/XXXX	Compliance	Inaccurate Mortgage	XXXX	The mortgage was not completed accurately. There is an individual on the Security Instrument who signed as an agent under a Power of Attorney but the Power of Attorney is missing.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the POA.	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	12/22/2021
XXXX	213467284689	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/22/2021
XXXX	213467284689	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/22/2021
XXXX	460898111169	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/22/2021
XXXX	460898111169	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/22/2021
XXXX	460898111169	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/22/2021
XXXX	685764934349	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/22/2021
XXXX	685764934349	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/22/2021
XXXX	685764934349	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/22/2021
XXXX	410923406093	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/22/2021
XXXX	410923406093	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/22/2021
XXXX	410923406093	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/22/2021
XXXX	827516267578	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/22/2021
XXXX	827516267578	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/22/2021
XXXX	827516267578	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/22/2021
XXXX	873451851787	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/22/2021
XXXX	873451851787	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/22/2021
XXXX	873451851787	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed. The guidelines indicate that a Automated Valuation Model (AVM) on all loans. The loan file does not contain an AVM to support the current appraised value.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM report	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/22/2021
XXXX	302604764699	1 of 3	XXXX	XX/XX/XXXX	Compliance	Flood Insurance Required	XXXX	The loan was subject to Flood Insurance and the Closing Disclosure showed no evidence that Flood Insurance premiums were escrowed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) We are not required to escrow flood insurance as the master insurance shows that the flood insurance has enough for all units.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	12/22/2021
XXXX	302604764699	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/22/2021
XXXX	302604764699	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/22/2021
XXXX	532744565480	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)) Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary. Mitigating Factor- Seller is Exempt. Loan is compliant.						2	2	3	2	12/22/2021
XXXX	532744565480	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Transfer Taxes. This results in a cost to cure of XXXX. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the PCCD, LOE, Proof of Delivery and Proof of refund.	Response 1 (XX/XX/XXXX XX:XXAM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	12/22/2021
XXXX	532744565480	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	12/22/2021
XXXX	532744565480	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/22/2021
XXXX	261955486244	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/20/2021
XXXX	261955486244	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID CD- Section B incorrect payee	XXXX	TRID-CD/Payee Not Listed. The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD: Property Condition Inspection.						2	2	2	2	12/20/2021
XXXX	261955486244	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/20/2021
XXXX	261955486244	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/20/2021
XXXX	600342524346	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/20/2021
XXXX	600342524346	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/20/2021
XXXX	600342524346	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/20/2021
XXXX	532765609770	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/20/2021
XXXX	532765609770	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/20/2021
XXXX	532765609770	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/20/2021
XXXX	636215493373	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/20/2021
XXXX	636215493373	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/20/2021
XXXX	636215493373	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/20/2021
XXXX	868250758355	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/20/2021
XXXX	868250758355	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/20/2021
XXXX	868250758355	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/20/2021
XXXX	936890549131	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the NYsubprime home loan test. (XXXX Section 5, 1(c)) Using the greater of thedisclosed APR and the fully indexed rate, the loan is a subprime home loan, asdefined in the legislation. The loan is compliant with XXXX limitationsand prohibited practices.						2	2	3	2	12/20/2021
XXXX	936890549131	2 of 4	XXXX	XX/XX/XXXX	Credit	Assets - Recent Large Deposits	XXXX	Recent large deposits were not adequately sourced and/or documented. The guidelines required One-month recent bank statement(s) (all pages) covering a period of at least 30-days evidencing balance of funds to close, closing costs, and reserves. Further, the guidelines require that for any large deposits other than those clearly indicating that they came from a depository institution titled to borrower, borrower must provide a letter of explanation and supporting documentation. Undocumented / Unsourced single and/or cumulative deposits up to XXXX within the transaction period may be used in the qualifying assets. Any undocumented / unsourced single and/or cumulative deposits over the XXXX limit within the transaction period will be deducted from the qualifying assets. The borrower was required to evidence 3 months in PITIA reserves equal to XXXX (XXXX PITIA X 3 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file contained a statement for the business account with XXXX account number ending XXXX, which reflected a balance of XXXX; however, there were several large deposits in the amounts of XXXX, XXXX, XXXX, XXXX and XXXX which totaled XXXX. The loan file contained no explanation or documentation for any of these large deposits; therefore, there was only evidence of XXXX in qualifying assets. As a result, there would be a XXXX shortage in verified funds for the transaction.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) CPA LOE attached. This is a business account, this is normal activity for this business. Our guidelines only require personal bank accounts that have deposits over $10,000 to have an LOE.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/20/2021
XXXX	936890549131	3 of 4	XXXX	XX/XX/XXXX	Credit	Debts Not verified on credit report	XXXX	The application lists significant debts that were not verified on the credit report and not independently verified. For additional Real Estate Owned (REO), the guidelines indicate that the information stated on the application will serve as verification of the income and expenses of the property(ies). No supporting documentation will be required. However, the guidelines also state that verification of properties owned free-and-clear is required. The loan application reflected a property located at XXXX, which was indicated as owned free and clear; however, no evidence of such was present in the loan file. Further, a comment that the property status was sold was also present; however, there was no evidence of such in the loan file. It should also be noted that the origination underwriter included the other property debts (insurance, taxes, etc.) of XXXX in the debt calculation.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Attached HOI for property XXXX indicates the property owned free-and-clear.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	12/20/2021
XXXX	936890549131	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	12/20/2021
XXXX	743784441221	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	12/20/2021
XXXX	743784441221	2 of 3	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 3 months in PITIA reserves equal to XXXX (XXXX PITIA X 3 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. ?The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Given that this is a dry state, the values indicated on our Final CD have since been updated on the PCCD attached here. The numbers have been updated with the information from the final settlement statement provided by the closing agent. With the borrower bringing in XXXX at the time of closing, the borrower is actually instead receiving money back from this transaction. Therefore, there should be no asset shortage issues now.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/20/2021
XXXX	743784441221	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/20/2021
XXXX	703002196178	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Transfer Taxes. A cost to cure in the amount of XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) The transfer taxes increased due to a deed transfer from the LLC to the individual. Correct COC CD provided. Rebuttal 2 (XX/XX/XXXX XX:XXPM) The transfer taxes increased due to a deed transfer from the LLC to the individual. Correct COC CD provided.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	1	12/20/2021
XXXX	703002196178	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/20/2021
XXXX	703002196178	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/20/2021
XXXX	979996561194	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	2	2	12/20/2021
XXXX	979996561194	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/20/2021
XXXX	979996561194	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/20/2021
XXXX	145236064127	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/17/2021
XXXX	145236064127	2 of 3	XXXX	XX/XX/XXXX	Credit	Gift Letter / Funds	XXXX	A required gift letter was missing from the file and/or the donor funds were not verified. Gift funds were used as qualifying assets. The guidelines require the Borrower to provide a fully executed donor gift letter and the donor’s cancelled personal check or Certified Check. In addition, a copy of the borrower’s bank statement evidencing deposit of donor’s gift. The borrower provided a Gift Letter from XXXX for XXXX. However, the loan file does not contain a copy of the donors cancelled personal check or the Borrower(s) bank statement evidencing receipt of the gift funds. Also, the EMD cancelled check provided reflects the XXXX EMD check was paid to the title company by XXXX (borrower's father). However, the loan file does not contain a Gift Letter for the XXXX funds given on the Borrower(s) behalf. The loan file does not contain a Gift Letter for XXXX from XXXX. The loan file does not contain a cancelled personal check from XXXX for XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Borrower changed name from XXXX to XXXX. The old name on EMD check is the same borrower. And the EMD was from the borrower's own account. Please see attached Name Change Documentation, EMD deposit check, and bank statement. For a gift from XXXX was not used for transaction, it appears that gift letter was inadvertently combined with another gift and shipped by accident.	Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Resolved)		3	1	3	1	12/17/2021
XXXX	145236064127	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	12/17/2021
XXXX	168395759472	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/17/2021
XXXX	168395759472	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/17/2021
XXXX	168395759472	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) AVM	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	12/17/2021
XXXX	330812242594	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/17/2021
XXXX	330812242594	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/17/2021
XXXX	330812242594	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/17/2021
XXXX	987411733047	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD ' Closing Information/File number Info	XXXX	The CD issued on XX/XX/XXXX does not reflect the correct File number. Non-material defect.						2	2	2	2	12/17/2021
XXXX	987411733047	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/17/2021
XXXX	987411733047	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/17/2021
XXXX	972292200249	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/17/2021
XXXX	972292200249	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/17/2021
XXXX	972292200249	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/17/2021
XXXX	337517033122	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - SPL - Missing	XXXX	The file is missing a written list of Service Providers.						2	2	2	2	12/17/2021
XXXX	337517033122	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/17/2021
XXXX	337517033122	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/17/2021
XXXX	346473560242	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	2	2	12/17/2021
XXXX	346473560242	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	12/17/2021
XXXX	346473560242	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	2	2	12/17/2021
XXXX	919263581916	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/17/2021
XXXX	919263581916	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/17/2021
XXXX	919263581916	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value. Further, the loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/17/2021
XXXX	928822394605	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	12/17/2021
XXXX	928822394605	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	12/17/2021
XXXX	928822394605	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	1	1	12/17/2021
XXXX	100197044000	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	12/17/2021
XXXX	100197044000	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	12/17/2021
XXXX	100197044000	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Secondary Valuation Product Not Provided	XXXX	The loan file does not contain evidence that a secondary valuation product was ordered or performed.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) CDA uploaded.	Response 1 (XX/XX/XXXX XX:XXAM) CDA supports appraised value. (Resolved)		3	1	3	1	12/17/2021
XXXX	693578773058	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX home loan test. (XXXX Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX limitations and prohibited practices. Mitigating Factor- Seller is Exempt		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) We are exempt from this test fail. Please clear this condition.	Response 1 (XX/XX/XXXX XX:XXPM) Seller is exempt. The loan is compliant. (Resolved)		2	2	3	2	4/7/2022
XXXX	693578773058	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID CD- Section B incorrect payee	XXXX	The loan contains the fee or fees where 'compensation to' does not reflect a payee on the revised CD issued on XX/XX/XXXX: Appraisal Fee.						2	2	3	2	4/7/2022
XXXX	693578773058	3 of 4	XXXX	XX/XX/XXXX	Credit	Credit Date	XXXX	The credit report was too old at the time of closing based on guides. The guide states credit report expires after 90 days. The credit report on file is dated XX/XX/XXXX, the note date is XX/XX/XXXX. The credit report exceeds the stated 90 day limit.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Credit Report attached	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	4/7/2022
XXXX	693578773058	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value. CDA in file supports value.						1	1	3	2	4/7/2022